Equity - Schedule of Stock Options Activity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Options, Outstanding at beginning of period	6,633,394
Options, Granted	511,792	6,633,394
Options, Cancelled	(791,401)
Options, Outstanding at end of period	6,353,785	6,633,394
Options, Vested at end of period	2,267,216
Weighted average exercise price, Outstanding at beginning of period	$ 0.29
Weighted average exercise price, Granted	0.51	0.29
Weighted average exercise price, Cancelled	0.29
Weighted average exercise price, Outstanding at end of period	0.31	$ 0.29
Weighted average exercise price, Vested at end of period	$ 0.29